Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	CPR
Entity Registrant Name	Chaparral Energy, Inc.
Entity Central Index Key	0001346980
Entity Filer Category	Non-accelerated Filer